NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$14,871	$13,795
FV LTIP units of the Operating Partnership(1)	10	12
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,959	2,809
Preferred equity of subsidiaries	2,769	2,758
Non-controlling interests in subsidiaries and properties	12,941	10,455
Total interests of others in operating subsidiaries and properties	18,669	16,022
Total non-controlling interests	$33,550	$29,829
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the Redeemable/Exchangeable Partnership Units changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity.